Form N-1A Cover	Sep. 29, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Creation Date	Sep. 29, 2026
Document Effective Date	Sep. 29, 2026
Document Period End Date	Oct. 31, 2025
Prospectus Date	Feb. 28, 2026